Warrants	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Warrants
Warrants

Note 8. Warrants

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years	Aggregate Intrinsic Value
Outstanding – December 31, 2020	353,250	$2.40	0.85
Exercisable – December 31, 2020	353,250	$2.40	0.85	$-
Granted	1,286,500	$-
Forfeited or Expired	-	$-
Outstanding – June 30, 2021	1,639,750	$2.09	2.39
Exercisable – June 30, 2021	1,639,750	$2.09	2.39	$8,467,388

As of June 30, 2021, the Company issued warrants to purchase an aggregate of 1,286,500 shares at an exercise price of $2.00 per share in a private offering to fifty-seven accredited investors that expire in June 2024.

Note 11. Warrants During the twelve months ended December 31, 2020 and 2019, the Company did not have any warrant activity.